Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provision for employee benefits	$ 1,298,383	$ 1,105,558
Lease liabilities	692,068	408,519
Impairment and provision	460,899	358,575
Deferred tax assets	2,451,350	1,872,652
Less:
Right-of-use assets	843,846	397,036
Property, plant and equipment	189,330	194,085
Deferred tax assets, net	$ 1,418,174	$ 1,281,531